Horizons S&P 500 Covered Call ETF (HSPX)

(a series of Horizons ETF Trust I)

Supplement dated September 25, 2017 to

the Statement of Additional Information dated July 10, 2017

Effective December 15, 2017, the underlying index for the Horizons S&P 500 Covered Call ETF (the "Fund") will change from the S&P 500 Stock Covered Call Index to the CBOE S&P 500 2% OTM BuyWrite Index. In the disclosures under the heading LICENSE AGREEMENT AND DISCLAIMERS, references to the S&P 500 Stock Covered Call Index are replaced with the CBOE S&P 500 2% OTM BuyWrite Index.

Any disclosures to the contrary in the Statement of Additional Information should be disregarded.

For more information, contact the Fund at 1-844-723-8637.

This Supplement and the existing Statement of Additional Information dated July 10, 2017, provide relevant information for all shareholders and should be retained for future reference. The Statement of Additional Information dated July 10, 2017, has been filed with the Securities and Exchange Commission, and is incorporated by reference.